FINANCIAL INSTRUMENTS - Derivatives Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	€ 29	€ 30
Other financial liabilities - derivatives	58	89
Level 1
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	8	9
Other financial liabilities - derivatives	19	50
Level 2
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	21	21
Other financial liabilities - derivatives	39	39
Level 3
Disclosure of financial instruments measured at fair value [line items]
Other financial assets - derivatives	0	0
Other financial liabilities - derivatives	€ 0	€ 0